SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 34 (File No. 333-146374)	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 35 (File No. 811-22127)	☒

Columbia Funds Variable Series Trust II

50606 Ameriprise Financial Center

Minneapolis, MN 55474

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 1st day of May, 2013.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of May, 2013.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ William A. Hawkins* William A. Hawkins	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ William P. Carmichael* William P. Carmichael	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee

*	Signed pursuant to Trustees Power of Attorney, dated April 17, 2013, filed electronically on or about April 26, 2013 as
Exhibit (q) to Registrant’s Post-Effective Amendment No. 31 to Registration Statement No. 333-146374, by:

/s/ Scott R. Plummer
Scott R. Plummer

SIGNATURES

CVPCSF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Variable Portfolio - Commodity Strategy Fund, with respect only to information that specifically relates to CVPCSF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 1st day of May, 2013.

CVPCSF Offshore Fund, Ltd.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
Director

This Amendment to the Registration Statement for Columbia Variable Portfolio - Commodity Strategy Fund, with respect only to information that specifically relates to CVPCSF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 1st day of May, 2013.

Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	Director, CVPCSF Offshore Fund, Ltd.

/s/ Michael G. Clarke Michael G. Clarke	Director, CVPCSF Offshore Fund, Ltd.

/s/ Christopher C. Thompson Christopher C. Thompson	Director, CVPCSF Offshore Fund, Ltd.

Exhibit Index

Exhibit 101	Risk/Return Summary in Interactive Data Format.